Employee Benefit Plans (Narrative) (Details)	12 Months Ended																	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 SGD	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Overseas Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Overseas Subsidiaries [Member] JPY (¥)	Mar. 31, 2012 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2012 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2012 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2012 Non Japan Plan [Member] Level 3 [Member] SGD	Mar. 31, 2011 Non Japan Plan [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 3 [Member] SGD
Defined Benefit Plan Disclosure [Line Items]
Number of years required for payment	2	2
Recognized asset for pension benefits					¥ 5,838,000,000	¥ 5,787,000,000
Gains and losses of greater of the benefit obligation or the fair value of plan assets	10.00%	10.00%
Accumulated benefit obligation	238,614,000,000		211,425,000,000
Plan assets of domestic plans investments in equities	23.00%	23.00%
Plan assets of domestic plans investments in debt securities	50.00%	50.00%
Plan assets of domestic plans investments in life insurance	15.00%	15.00%
Plan assets of domestic plans investments in other	12.00%	12.00%
Fair value of plan assets	159,652,000,000		120,727,000,000	122,632,000,000			87,854,000,000	70,220,000,000	49,562,000,000	40,862,000,000	22,236,000,000	9,645,000,000	10,263,000,000	32,000,000	3,055,000,000	20,848,000,000	18,584,000,000	6,083,000,000		1,692,000,000
Fair value of real estate funds and annuities																			6,083,000,000		1,692,000,000
Level 3 assets purchased																		4,416,000,000
Expected contributions to plans		32,076,000,000
Contributions to the defined contribution pension plans	3,741,000,000		3,233,000,000	3,021,000,000
Contributions to overseas defined contribution pension plans	7,882,000,000		6,903,000,000	5,712,000,000
Health care benefit cost	¥ 7,614,000,000		¥ 6,760,000,000	¥ 5,820,000,000